Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PERRITT MICROCAP OPPORTUNITIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000820876
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
PERRITT MICROCAP OPPORTUNITIES FUND (Prospectus Summary) | PERRITT MICROCAP OPPORTUNITIES FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCGX
PERRITT EMERGING OPPORTUNITIES FUND (Prospectus Summary) | PERRITT EMERGING OPPORTUNITIES FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREOX